Income Tax and Taxes Payable - Schedule of Reconciles Statutory Rate to Effective Tax Rate (Details)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciles Statutory Rate to Effective Tax Rate [Abstract]
PRC statutory tax rate		25.00%	25.00%	25.00%
Effect of preferential tax rate	[1]	(17.00%)	(3.20%)	(1.20%)
Change in tax rate		1520.50%	7.70%	15.00%
Research and development credits		(81.90%)	6.50%	5.00%
Other non-deductible expenses		10.70%	(1.60%)
Change in valuation allowance		(1376.30%)	(37.50%)	(45.60%)
Effective tax rate		81.00%	(3.10%)	(1.80%)

[1]	VIE and certain VIE’s subsidiaries are subject to different favorable tax rates for the years ended December 31, 2024, 2023 and 2022. For the years ended December 31, 2024, 2023 and 2022, the tax saving as the result of the favorable tax rate amounted to $29,255, $53,622 and $77,444, respectively, and per share effect of the favorable tax rate were $0.01, $0.01 and $0.01 (after share reorganization), respectively.